Equity Accounted Investees - GigaGen Inc (Details) € in Thousands, $ in Thousands		12 Months Ended
	Jul. 05, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Equity Accounted Investees
Non-current assets						€ 7,974,948	€ 7,007,258
Current assets						2,945,316	3,122,514
Current liabilities						(977,987)	(1,071,763)
Profit from continuing operations (100%)			€ 661,314	€ 544,543	€ 531,441
Reconciliation of summarized financial information with carrying amount
Equity method accounted investment			201,345	76,728	54,296	219,009	€ 201,345
Movement in the investments in equity-accounted investees
Balance			201,345	76,728	54,296
Acquisitions			80,685	136,072	33,039
Share of profit / (losses)			(19,887)	6,933	(8,280)
Share of other comprehensive income / translation differences			(27,134)	10,671	2,673
Impairment losses			(6,692)
Balance			€ 219,009	€ 201,345	€ 76,728
GigaGen, Inc
Equity Accounted Investees
Ownership interest (as a percent)		43.96%	43.96%
Non-current assets		$ 484				404
Current assets		26,277				21,910
Current liabilities		(216)				(180)
Total net assets (100%)		26,545				22,134
Group's share of net assets		11,669				9,730
Profit from continuing operations (100%)		(2,183)	€ (1,830)
Group's share of total comprehensive income		(960)	(804)
Reconciliation of summarized financial information with carrying amount
Group's share of net assets		$ 11,669				9,730
Goodwill of equity method investment						19,317
Equity method accounted investment			29,047			€ 29,047
Movement in the investments in equity-accounted investees
Acquisitions			31,752
Share of profit / (losses)			(804)
Share of other comprehensive income / translation differences			(1,595)
Impairment losses			(306)
Balance			€ 29,047
Grifols Innovation and New Technologies Limited
Equity Accounted Investees
Ownership in subsidiary ( as a percent)	100.00%
Grifols Innovation and New Technologies Limited | GigaGen, Inc
Equity Accounted Investees
Ownership interest (as a percent)	43.96%
Collaboration fee | $	$ 15,000
Movement in the investments in equity-accounted investees
Acquisitions | $	$ 35,000